Property, Plant and Equipment (Notes)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following (in millions):

	September 30,
	2015	2014

Buildings and improvements	$3,067	$3,254
Machinery and equipment	8,192	7,944
Construction in progress	1,006	1,151
Land	338	370
Total property, plant and equipment	12,603	12,719
Less: accumulated depreciation	(6,733)	(6,405)
Property, plant and equipment - net	$5,870	$6,314

Interest costs capitalized during the fiscal years ended September 30, 2015, 2014 and 2013 were $25 million, $28 million and $42 million, respectively. Accumulated depreciation related to capital leases at September 30, 2015 and 2014 was $54 million and $29 million, respectively.

The Company is the lessor of properties included in land for $13 million, gross building and improvements for $177 million and accumulated depreciation of $131 million.